SCHEDULE OF NONVESTED SHARES ACTIVITY (Details) - Non Vested Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of nonvested shares, Outstanding at beginning	914,026	912,650	669,100
Number of nonvested shares, Granted	333,620	356,150	511,200
Number of nonvested shares, Vested	(256,830)	(353,694)	(255,150)
Number of nonvested shares, Forfeited	(385,425)	(1,080)	(12,500)
Number of nonvested shares, Outstanding at ending	605,391	914,026	912,650
Grant date weighted average fair value, Outstanding at beginning	$ 103.95	$ 104.51	$ 77.49
Grant date weighted average fair value, Granted	79.23	89.94	119.75
Grant date weighted average fair value, Vested	100.91	91.32	66.04
Grant date weighted average fair value, Forfeited	98.86	98.20	66.74
Grant date weighted average fair value, Outstanding at ending	$ 94.85	$ 103.95	$ 104.51